May 13, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended March 31, 1999.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended MARCH 31,1999



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 888 Seventh Avenue, NY, NY 10106
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 1999.

Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

                                                                  FORM 13F

Name of Reporting Manager: Howard P. Berkowitz
                                                                   Item 5:    Item 6:                                  Item 8:
            Item 1:          Item 2:  Item 3:      Item4:   Shares of  Investment Discretion           Item 7:  Voting Authority
         Name of Issuer     Title of   CUSIP    Fair Market Principal         (b) Shared-           Managers      (Shares)
                              Class   Number      Value      Amount   (a)Sole  As Defined (c)Shared   See  (a)Sole(b)Share(c)None
                                                                                in Instr. V  Other  Instr. V

AETNA INC                      COM   008117 10 3   19,090,00   230,000    X                                   230,000
AMAZON COM INC                 COM   023135 10 6    1,721,87  10,000(p)   X                                 10,000(p)
ANIXTER INTL INC               COM   035290 10 5  14,747,588 1,235,400    X                                 1,235,400
APACHE CORP                    COM   037411 10 5   2,606,250   100,000    X                                   100,000
BERKSHIRE RLTY INC             COM   084710 10 2   6,213,538   555,400    X                                   555,400
BOEING CO                      COM   097023 10 5  13,430,000   395,000    X                                   395,000
CENTOCOR INC                   COM   152342 10 1   4,432,500 120,000(p)   X                                120,000(p)
CIRCUS CIRCUS ENTERPRISES INC  COM   172909 10 3  10,888,750   620,000    X                                   620,000
CMP GROUP INC                  COM   125887 10 9  18,650,625 1,015,000    X                                 1,015,000
COMPAQ COMPUTER CORP           COM   204493 10 0     792,188  25,000(p)   X                                 25,000(p)
CONSECO INC                    COM   208464 10 7     926,250  30,000(c)   X                                 30,000(c)
DELL COMPUTERS CORP            COM   247025 10 9  14,510,625 355,000(p)   X                                355,000(p)
ESG RE LTD                     ORD   G31215 10 9   9,405,938   592,500    X                                   592,500
FOUNDATION HEALTH SYS INC      COM   350404 10 9  10,137,563   831,800    X                                   831,800
FLEMING COS INC                COM   339130 10 6   4,281,250   500,000    X                                   500,000
FRUIT OF THE LOOM INC          CL A  359416 10 4   5,106,250   475,000    X                                   475,000
GEORGIA PAC CORP          COM GA PAC 373298 10 8  11,672,100   157,200    X                                   157,200
GEORGIA PAC CORP          COM-TIMBER 373298 70 2   8,660,875   386,000    X                                   386,000
GUCCI GROUP N V           COM NY REG 401566 10 4     805,000  10,000(c)   X                                 10,000(c)
HOLLYWOOD PK INC NEW           COM   436255 10 3   3,997,414   387,628    X                                   387,628
HOME DEPOT INC                 COM   437076 10 2   5,154,300  82,800(p)   X                                 82,800(p)
INPUT/OUTPUT INC               COM   457652 10 5     315,625    50,000    X                                    50,000
INSURANCE AUTO AUCTIONS INC    COM   457875 10 2   1,636,875   135,000    X                                   135,000
INTL PAPER CO                  COM   460146 10 3   6,328,125   150,000    X                                   150,000
ISPAT INTL N V            NY REG SH  464899 10 3   2,181,419   293,300    X                                   293,300
LIBERTE INVS INC DEL           COM   530154 10 3   2,047,456   618,100    X                                   618,100
LOCKHEED MARTIN CORP           COM   539830 10 9   7,550,000   200,000    X                                   200,000
LUCENT TECHNOLOGIES INC        COM   549463 10 7   1,080,000  20,000(p)   X                                 20,000(p)
MAXXAM INC                     COM   577913 10 6   1,717,788    34,100    X                                    34,100
MCDERMOTT INTL INC             COM   580037 10 9     367,031    14,500    X                                    14,500
NAVISTAR INTL CORP NEW         COM   63934E 10 8   1,808,438  45,000(c)   X                                 45,000(c)
NEWPORT NEWS SHIPBUILDING INC  COM   652228 10 7   8,016,938   253,000    X                                   253,000
NOBLE AFFILIATES INC           COM   654894 10 4   3,045,000   105,000    X                                   105,000
PAGING NETWORK INC             COM   695542 10 0   2,343,750   500,000    X                                   500,000
PFIZER INC                     COM   717081 10 3   4,147,500  30,000(p)   X                                 30,000(p)
QUANTUM CORP                   COM   747906 10 5  11,880,000   660,000    X                                   660,000
QUANTUM CORP                   COM   747906 10 5   1,800,000 100,000(c)   X                                100,000(c)
RELIASTAR FINL CORP            COM   75952U 10 3   2,219,100  52,000(c)   X                                 52,000(c)
REPUBLIC INDS INC              COM   760516 10 4   6,827,981   551,756    X                                   551,756
RJR NABISCO HOLDINGS CORP    COM NEW 74960K 87 6  12,250,000   490,000    X                                   490,000
SANTA FE INTL CORP             ORD   G7805C 10 8     934,375    50,000    X                                    50,000
SCHWAB CHARLES CORP NEW        COM   808513 10 5   3,124,063  32,500(p)   X                                 32,500(p)
SMURFIT-STONE CONTAINER CORP   COM   832727 10 1   9,656,829   500,030    X                                   500,030
SOMNUS MED TECHNOLOGIES INC    COM   835397 10 0   2,012,501   766,667    X                                   766,667
STARBUCKS CORP                 COM   855244 10 9   7,296,250 260,000(p)   X                                260,000(p)
TOSCO CORP                   COM NEW 891490 30 2   4,342,188   175,000    X                                   175,000
UNION CARBIDE CORP             COM   905581 10 4   9,037,500   200,000    X                                   200,000
UNION PAC RES GROUP INC        COM   907834 10 5   3,265,625   275,000    X                                   275,000
VIMRX PHARMACEUTICALS          COM   927186 10 6     401,953   367,500    X                                   367,500
VENTAS INC                     COM   92276F 10 0   8,347,800 1,391,300    X                                 1,391,300


             TOTAL                               293,212,985

